REVENUE FROM PRIMARY BUSINESS	12 Months Ended
Dec. 31, 2022
REVENUE FROM PRIMARY BUSINESS
REVENUE FROM PRIMARY BUSINESS

3.    REVENUE FROM PRIMARY BUSINESS

Revenue from primary business mainly represents revenue from the sales of refined petroleum products, chemical products, crude oil and natural gas, which are recognized at a point in time.

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Gasoline	557,605	726,057	796,667
Diesel	422,566	542,260	743,551
Crude oil	351,707	429,038	517,183
Chemical feedstock	22,351	44,079	42,785
Basic organic chemicals	133,046	198,453	223,679
Synthetic resin	122,368	149,208	144,524
Kerosene	72,385	112,519	168,017
Natural gas	48,099	68,443	83,853
Synthetic fiber monomers and polymers	42,388	45,464	45,335
Others (i)	276,139	363,979	491,762
	2,048,654	2,679,500	3,257,356

Note:

(i)	Others are primarily liquefied petroleum gas and other refinery and chemical byproducts and joint products.